OTHER OPERATING INCOME AND EXPENSES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions and expenses for assets received in lieu of payment
Provisions for assets received in lieu of payment	$ (14,472)	$ (9,463)	$ (409)
Expenses for maintenance of goods received in payment	(714)	(596)	(72)
Subtotal	(15,186)	(10,059)	(481)
Provisions for contingencies
Other provisions for contingencies	(586)	(8,952)	(81)
Subtotal	(586)	(8,952)	(81)
Other expenses
Loss on sale of fixed assets	(1,099)	(71)	(615)
Subtotal	(1,099)	(71)	(615)
Business Report Expense		(176)
Spend benefits points cards	(13,238)	(26,303)	(7,330)
Expenses for operating losses	(8,098)	(2,661)	(1,970)
Insurance expense law 20,027	(1,205)	(1,420)	(1,418)
Provisions for assets received in lieu of payment from leasing	(4,835)	(11,327)
Bank expenditure	(3,482)	(2,184)
Pronexo Spending		(439)
Fines and penalties	(2,025)	(880)
Lost property	(2,026)	(962)
Other expenses	(10,550)	(6,281)	(3,238)
Subtotal	(45,459)	(52,633)	(13,956)
Total	$ (62,330)	$ (71,715)	$ (15,133)